Goodwill and Intangibles (Details) (USD $)	3 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Trade names	Dec. 31, 2012 Trade names	Mar. 31, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Mar. 31, 2013 Customer relationships Maximum	Dec. 31, 2012 Customer relationships Maximum	Mar. 31, 2013 Customer relationships Weighted average	Dec. 31, 2012 Customer relationships Weighted average	Dec. 31, 2012 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets	Mar. 31, 2013 Technology-based intangible assets Minimum	Mar. 31, 2013 Technology-based intangible assets Maximum	Mar. 31, 2013 Technology-based intangible assets Weighted average	Dec. 31, 2012 Technology-based intangible assets Weighted average	Mar. 31, 2013 Non-compete agreements	Mar. 31, 2013 Non-compete agreements Weighted average	Mar. 31, 2013 Trade names	Mar. 31, 2013 Trade names Weighted average
Intangible assets
Impairment of goodwill		$ 0
Impairment of indefinite lived intangible assets		0
Impairments recorded on finite lived assets	0
Estimated useful life								10 years	10 years			5 years		3 years	5 years					4 years
Weighted average remaining life										3 years 8 months 12 days	2 years 7 months 6 days					2 years 9 months 18 days	1 year		1 year 10 months 24 days		2 years 8 months 12 days
Gross cost	135,735,000	117,047,000			16,100,000	110,823,000	98,749,000					2,198,000	5,341,000					2,767,000		704,000
Accumulated amortization	68,077,000	64,707,000				66,019,000	63,055,000					1,652,000	1,928,000					115,000		15,000
Net	67,658,000	52,340,000	66,671,000	16,100,000	16,100,000	44,804,000	35,694,000					546,000	3,413,000					2,652,000		689,000
Roll-forward of goodwill
Goodwill at the beginning of the period	226,749,000		226,749,000
Acquisition of LBM	26,258,000
Goodwill at the end of the period	$ 253,007,000	$ 226,749,000	$ 226,749,000